UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2527


                               Scudder Money Funds
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
Scudder Money Market Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)            Value ($)
                                                                                           --------------------------------

Certificates of Deposit and Bank Notes 14.5% ABN AMRO Bank NV:
1.17%, 1/3/2005                                                                             25,000,000          25,000,000
1.93%, 3/3/2005                                                                             37,000,000          37,000,000
Barclays Bank PLC, 1.27%, 1/12/2005                                                         20,000,000          20,000,184
BNP Paribas SA, 2.02%, 3/21/2005                                                            40,000,000          39,995,309
Calyon:
1.14%, 12/31/2004                                                                           15,000,000          15,000,000
1.27%, 12/31/2004                                                                           21,000,000          21,000,653
Depfa Bank PLC:
1.335%, 1/18/2005                                                                           25,000,000          25,000,000
1.66%, 11/15/2004                                                                           35,000,000          35,000,000
2.06%, 3/24/2005                                                                            10,000,000          10,000,000
HSBC Bank USA:
1.32%, 1/18/2005                                                                            25,000,000          25,000,000
1.6%, 11/10/2004                                                                            25,000,000          25,000,000
Royal Bank of Scotland PLC, 2.06%, 2/2/2005                                                 40,000,000          40,000,000
Societe Generale:
1.185%, 1/4/2005                                                                            20,000,000          20,000,000
1.29%, 1/6/2005                                                                             25,000,000          24,968,440
Toronto Dominion Bank, 1.14%, 12/30/2004                                                    25,000,000          25,000,000
UniCredito Italiano SpA, 2.01%, 3/21/2005                                                   50,000,000          49,992,234
Wells Fargo Bank NA, 1.79%, 11/5/2004                                                       40,000,000          40,000,000
                                                                                                              ------------
Total Certificates of Deposit and Bank Notes (Cost $477,956,820)                                               477,956,820


Commercial Paper 30.0%
American General Finance Corp., 1.85%**, 11/1/2004                                          43,834,000          43,834,000
Cancara Asset Securitization LLC:
2.04%**, 1/20/2005                                                                          20,000,000          19,909,778
2.07%**, 1/24/2005                                                                          21,733,000          21,628,537
CC (USA), Inc., 2.04%**, 1/21/2005                                                          40,500,000          40,315,016
Charta LLC, 1.86%**, 11/1/2004                                                              79,000,000          79,000,000
CIT Group, Inc.:
1.55%**, 11/29/2004                                                                         10,000,000           9,987,944
1.73%**, 11/29/2004                                                                         15,000,000          14,979,817
CRC Funding LLC:
1.6%**, 11/1/2004                                                                           25,000,000          25,000,000
1.93%**, 12/10/2004                                                                         25,000,000          24,947,729
Dorada Finance, Inc., 2.05%**, 1/21/2005                                                    40,000,000          39,816,400
Falcon Asset Securitization Corp., 1.8%**, 11/12/2004                                       20,000,000          19,989,000
General Electric Capital Corp., 1.88%**, 2/1/2005                                           25,000,000          24,879,889
Giro Funding US Corp.:
1.8%**, 11/10/2004                                                                          34,000,000          33,984,700
1.88%**, 11/22/2004                                                                         25,000,000          24,972,583
Grampian Funding Ltd.:
1.52%**, 11/22/2004                                                                          5,000,000           4,995,567
2.06%**, 3/22/2005                                                                          70,000,000          69,440,700
Irish Life and Permanent PLC, 1.77%**, 2/8/2005                                             20,000,000          19,903,200
Jupiter Securitization Corp., 1.8%**, 11/1/2004                                             25,000,000          25,000,000
K2 (USA) LLC:
1.51%**, 11/30/2004                                                                         10,000,000           9,987,836
1.94%**, 2/28/2005                                                                          20,000,000          19,872,406
2.07%**, 1/24/2005                                                                          26,100,000          25,974,546
KBC Financial Products International Ltd., 1.86%**, 2/10/2005                               20,000,000          19,896,194
Perry Global Funding LLC, Series A, 2.07%**, 1/24/2005                                      53,000,000          52,745,247
Preferred Receivables Funding Corp., 1.87%**, 11/19/2004                                    75,000,000          74,929,875
SBC Communications, Inc., 2.33%**, 11/3/2004                                                35,000,000          34,996,383
Scaldis Capital LLC:
1.52%**, 11/24/2004                                                                         25,000,000          24,975,722
1.53%**, 11/16/2004                                                                         10,000,000           9,993,625
1.93%**, 2/28/2005                                                                          26,713,000          26,543,461
2.0%**, 1/18/2005                                                                           25,000,000          24,891,667
2.04%**, 1/20/2005                                                                          20,000,000          19,909,778
2.06%**, 3/22/2005                                                                          50,000,000          49,600,500
Sheffield Receivables Corp., 1.53%**, 11/19/2004                                            15,000,000          14,988,525
Tulip Funding Corp., 1.74%**, 12/1/2004                                                     40,000,000          39,942,000
                                                                                                              ------------
Total Commercial Paper (Cost $991,832,625)                                                                     991,832,625

Floating Rate Notes* 21.4%
American Express Centurion Bank, 1.84%, 9/1/2005                                            20,000,000          20,007,740
American Express Credit Corp., Series B, 1.868%, 8/9/2005                                   35,000,000          35,011,042
American Honda Finance Corp.:
144A, 1.838%, 9/19/2005                                                                     20,000,000          19,998,245
144A, 2.42%, 1/18/2005                                                                      35,000,000          35,029,791
Associates Corp. of North America, 2.05%, 6/27/2005                                         65,000,000          65,000,000
Bear Stearns & Co., Inc., 1.96%, 3/31/2005                                                 100,000,000         100,000,000
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005                                       45,000,000          45,032,960
Depfa Bank PLC, 1.86%, 9/15/2005                                                            25,000,000          25,000,000
General Electric Capital Corp.:
2.005%, 3/15/2005                                                                           10,000,000          10,006,003
2.01%, 5/12/2005                                                                            10,000,000          10,007,985
2.17%, 9/23/2005                                                                            32,300,000          32,399,846
Household Finance Corp., 1.8%, 10/25/2005                                                   50,000,000          50,000,000
Merrill Lynch & Co., Inc., 1.84%, 2/4/2005                                                  25,000,000          25,000,000
Morgan Stanley:
1.82%, 4/19/2005                                                                            65,000,000          65,000,000
1.87%, 2/18/2005                                                                            25,000,000          25,000,000
1.96%, 1/6/2005                                                                             40,000,000          40,000,000
Norddeutsche Landesbank Girozentrale, 1.91%, 3/29/2005                                      30,000,000          29,998,791
Pfizer, Inc., 144A, 1.8%, 12/7/2005                                                         40,000,000          40,000,000
Sheffield Receivables Corp., 1.883%, 1/25/2005                                              15,000,000          14,999,649
Societe Generale, 1.9%, 5/31/2005                                                           20,000,000          19,996,822
                                                                                                              ------------
Total Floating Rate Notes (Cost $707,488,874)                                                                  707,488,874


US Government Sponsored Agencies 13.9%
Federal Farm Credit Bank:
1.72%*, 1/17/2006                                                                           25,000,000          25,000,000
1.775%*, 12/15/2004                                                                         50,000,000          49,999,103
1.783%*, 6/13/2005                                                                          15,000,000          14,999,081
Federal Home Loan Bank, 1.45%, 1/11/2005                                                    35,000,000          35,000,000
Federal Home Loan Mortgage Corp.:
1.32%**, 1/11/2005                                                                          25,000,000          24,932,424
1.4%**, 1/11/2005                                                                           30,000,000          29,919,906
Series RB, 1.6%**, 11/9/2004                                                                15,000,000          14,994,667
1.64%**, 12/1/2004                                                                          40,000,000          39,945,333
2.0%*, 10/7/2005                                                                            65,000,000          65,000,000
Federal National Mortgage Association:
1.6%, 12/29/2004                                                                            30,000,000          30,000,000
1.62%**, 11/3/2004                                                                          50,000,000          49,995,500
1.74%*, 12/9/2005                                                                           10,000,000           9,993,287
1.75%, 5/23/2005                                                                            35,000,000          35,000,000
1.81%, 5/27/2005                                                                            15,000,000          15,000,000
1.85%**, 2/16/2005                                                                          20,000,000          19,890,622
                                                                                                              ------------
Total US Government Sponsored Agencies (Cost $459,669,923)                                                     459,669,923


Asset Backed 0.9%
Granite Mortgage PLC, "1A1", Series 2004-1, 1.77%*, 12/20/2004                               4,995,781           4,995,782
Nissan Auto Receivables Owners Trust, "1A1", Series 2004-A,
1.07%, 3/15/2005                                                                               228,071             228,071
Permanent Financing PLC, "1A", Series 4, 1.818%*, 3/10/2005                                 25,000,000          25,000,000
                                                                                                              ------------
Total Asset Backed (Cost $30,223,853)                                                                           30,223,853

Funding Agreements 0.8%
New York Life Insurance Co., 2.0%*, 9/20/2005
(Cost $25,000,000)                                                                          25,000,000          25,000,000
                                                                                                              ------------

Promissory Notes 3.0%
Goldman Sachs Group, Inc.:
1.26%, 11/8/2004                                                                            25,000,000          25,000,000
1.31%, 11/24/2004                                                                           25,000,000          25,000,000
1.47%, 1/7/2005                                                                             50,000,000          50,000,000
                                                                                                              ------------
Total Promissory Notes (Cost $100,000,000)                                                                     100,000,000

Repurchase Agreements 15.4%
Bank of America, 1.87%, dated 10/29/2004, to be repurchased
at $102,015,895 on 11/1/2004 (a)                                                           102,000,000         102,000,000
JPMorgan Chase, Inc., 1.89%, dated 10/29/2004, to be repurchased
at $111,017,483 on 11/1/2004 (b)                                                           111,000,000         111,000,000
Morgan Stanley, 1.88%, dated 10/29/2004, to be repurchased
at $295,046,217 on 11/1/2004 (c)                                                           295,000,000         295,000,000
State Street Bank and Trust Co., 1.7%, dated 10/29/2004,
to be repurchased at $1,742,247 on 11/1/2004 (d)                                             1,742,000           1,742,000
                                                                                                              ------------
Total Repurchase Agreements (Cost $509,742,000)                                                                509,742,000


                                                                                                  % of
                                                                                                Net Assets        Value ($)

Total Investment Portfolio  (Cost $3,301,914,095)                                                 99.9       3,301,914,095
Other Assets and Liabilities, Net                                                                  0.1           3,162,415
                                                                                                            --------------
Net Assets                                                                                       100.0       3,305,076,510
                                                                                                            ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $101,757,799 Federal Home Loan Mortgage Corp., 5.5%, maturing on 10/1/2034 with a value of $104,040,000.

(b) Collateralized by:

Principal                                                                                     Maturity          Collateral
Amount ($)    Security                                                           Rate (%)         Date            Value ($)
---------------------------------------------------------------------------------------------------------------------------
   41,255,344 Federal National Mortgage Association                                      4   3/25/2017          41,503,677
   48,068,375 Federal National Mortgage Association                                    4.5  10/25/2017          48,501,311
   22,564,482 Federal National Mortgage Association                                    5.5   1/25/2032          23,215,150
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         113,220,138


(c) Collateralized by $303,220,000 Federal National Mortgage Association, 0.0%, maturing at various dates from 11/24/2004 until 8/19/2005 with a value of $301,655,249.

(d) Collateralized by $1,765,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $1,778,096.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Fund


By:                                 /s/Julian Sluyters
                                    -------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Money Market Fund

By:                                 /s/Julian Sluyters
                                    -------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    -------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004